Wahed Dow Jones Islamic World ETF
Schedule of Investments
August 31, 2022 (Unaudited)

COMMON STOCKS - 98.2% (b)
Aerospace and Defense - 0.6%
Safran SA	1,644	$168,453

Apparel and Textile Products - 1.7%
adidas AG	885	131,956
Hermes International	155	199,891
Kering SA	341	172,475
		504,322
Automotive - 1.3%
Denso Corp.	2,493	137,594
Ferrari NV	620	120,449
NIO, Inc. - ADR (a)	6,989	139,151
		397,194
Biotechnology and Pharmaceuticals - 17.1%
Astellas Pharma, Inc.	9,064	129,757
AstraZeneca PLC	5,100	631,655
CSL Ltd.	2,432	489,408
Daiichi Sankyo Co. Ltd.	9,460	286,410
Genmab A/S (a)	310	110,650
Novartis AG	11,564	937,609
Novo Nordisk A/S - Class B	8,163	874,650
Roche Holding AG - Non-Voting Share	3,365	1,087,475
Roche Holding AG - Voting Share	124	47,544
Sanofi	5,487	453,424
		5,048,582
Chemicals - 2.9%
Air Liquide SA	2,473	311,338
Givaudan SA	31	99,389
Koninklijke DSM NV	854	109,361
LG Chem Ltd.	212	100,171
Shin-Etsu Chemical Co. Ltd.	1,939	228,204
		848,463
Commercial Support Services - 3.1%
Compass Group PLC	20,413	441,561
Recruit Holdings Co. Ltd.	8,836	285,748
Waste Connections, Inc.	1,257	175,515
		902,824
Construction Materials - 0.5%
Sika AG	699	157,856

E-Commerce Discretionary - 4.9%
JD.com, Inc. - ADR	20,809	1,321,163
Pinduoduo, Inc. - ADR (a)	1,990	141,887
		1,463,050
Electric Utilities - 0.3%
Orsted AS (c)	947	93,070

Electrical Equipment - 3.7%
ABB, Ltd.	8,692	240,200
Assa Abloy AB - Class B	4,791	97,638
Daikin Industries Ltd.	1,395	246,395
Kone Oyj - Class B	1,891	75,908
Legrand SA	1,288	93,613
Schneider Electric SE	2,775	331,444
		1,085,198
Food - 3.4%
Nestle SA	8,479	995,465

Health Care Facilities and Services - 1.1%
Lonza Group AG	342	183,414
Wuxi Biologics Cayman, Inc. (c)	15,670	139,154
		322,568
Household Products - 6.7%
Kao Corp.	16,508	721,053
L'Oreal SA	1,195	412,461
Reckitt Benckiser Group PLC	3,534	273,377
Unilever PLC	12,847	586,815
		1,993,706
Industrial Support Services - 0.4%
Ferguson PLC	1,109	128,863

Internet, Media and Services - 7.1%
M3, Inc.	2,307	75,238
Meituan - Class B (a)(c)	20,562	497,228
NAVER Corp.	776	139,240
Prosus NV	4,324	268,489
Tencent Holdings Ltd.	26,640	1,110,559
		2,090,754
Machinery - 3.2%
Atlas Copco AB - Class A	12,524	128,076
Atlas Copco AB - Class B	7,564	69,371
FANUC Corp.	899	146,142
Keyence Corp.	947	360,970
SMC Corp.	280	134,521
Techtronic Industries Co. Ltd.	8,962	106,418
		945,498
Medical Equipment and Devices - 3.1%
Alcon, Inc.	2,465	163,062
EssilorLuxottica SA	1,473	221,065
Hoya Corp.	1,922	197,573
Koninklijke Philips NV	4,480	74,997
Olympus Corp.	6,549	142,200
Terumo Corp.	4,037	131,223
		930,120
Metals and Mining - 5.5%
Anglo American PLC	6,310	204,337
Barrick Gold Corp.	8,838	131,598
BHP Group Ltd.	24,262	675,294
Rio Tinto Ltd.	1,767	114,474
Rio Tinto PLC	4,962	275,468
Vale SA - ADR	17,648	219,188
		1,620,359
Oil and Gas Producers - 0.0%
Lukoil PJSC - ADR (d)(e)	3,928	–
Lukoil PJSC - GDR (d)(e)	224	–
		–
Renewable Energy - 0.4%
Vestas Wind Systems A/S	5,094	128,392

Retail - Discretionary - 1.6%
Fast Retailing Co. Ltd.	310	183,261
Industria de Diseno Textil SA	5,120	110,948
Wesfarmers Ltd.	5,652	182,151
		476,360
Semiconductors - 14.0%
ASML Holding NV	2,032	990,275
Infineon Technologies AG	21,121	516,089
SK Hynix, Inc.	2,690	191,461
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR	26,374	2,198,273
Tokyo Electron Ltd.	775	246,882
		4,142,980
Software - 4.2%
Atlassian Corp. PLC - Class A (a)	713	176,582
Constellation Software, Inc.	94	141,906
Dassault Systemes SE	3,424	132,814
SAP SE	5,315	453,962
Shopify, Inc. - Class A (a)	10,610	336,869
		1,242,133
Technology Hardware - 6.9%
Murata Manufacturing Co. Ltd.	3,084	168,054
Nidec Corp.	2,682	180,393
Nintendo Co. Ltd.	558	229,399
Samsung Electronics Co. Ltd.	24,976	1,114,775
Samsung SDI Co. Ltd.	279	124,737
Telefonaktiebolaget LM Ericsson - Class B	13,965	105,040
Xiaomi Corp. - Class B (c)	79,065	116,449
		2,038,847
Technology Services - 2.8%
Adyen NV (a)(c)	125	194,197
Amadeus IT Group SA (a)	1,958	103,602
Experian PLC	4,939	150,745
RELX PLC	10,046	264,418
Wolters Kluwer NV	1,288	126,199
		839,161
Transportation and Logistics - 1.7%
Canadian National Railway Co.	2,870	342,292
DSV A/S	1,040	154,180
		496,472
TOTAL COMMON STOCKS (Cost $36,734,550) - 98.8%		29,060,690

TOTAL INVESTMENTS (Cost $36,734,550) — 98.2%		29,060,690
Other assets and liabilities, net — 1.8%		537,715
NET ASSETS — 100.0%		$29,598,405

Percentages are stated as a percent of net assets.
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PLC	Public Limited Company
(a)	Non-income producing security.
(b)	Foreign issued security.
(c)
Security exempt from registration pursuant to Rule 144a under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Value determined based on estimated fair value. The value of this security totals $-, which represents 0.00% of total net assets. Classified as Level 3 in the fair value hierarchy.
(e)	Security has been deemed illiquid according to the Fund's liquidity guidelines. The value of these securities total $-, which represents 0.0% of total net assets.

	COUNTRY	Percentage of Net Assets
	Japan	14.3%
	Switzerland	13.2%
	Cayman Islands	11.7%
	United Kingdom	10.2%
	France	8.4%
	Taiwan	7.4%
	Netherlands	6.4%
	Republic of Korea	5.7%
	Australia	4.9%
	Denmark	4.6%
	Canada	3.8%
	Germany	3.7%
	Sweden	1.4%
	Brazil	0.7%
	Spain	0.7%
	Jersey	0.4%
	Hong Kong	0.4%
	Finland	0.3%
	Russian Federation	0.0%
	Total Country	98.2%
	TOTAL INVESTMENTS	98.2%
	Other assets and liabilities, net	1.8%
	NET ASSETS	100.0%

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels.
Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs
(including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments carried at fair value as of August 31, 2022:

	Level 1	Level 2	Level 3		Total
Investments - Assets:
Common Stocks*	$29,060,690	$-	$-	^	$29,060,690
Total Investments - Assets	$29,060,690	$-	$-		$29,060,690

* See the Schedule of Investments for industry classifications.
^ The Wahed Dow Jones Islamic World ETF held Level 3 securities at the end of the period valued at $-. The securities classified as Level 3 were deemed immaterial.